BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 segment	Dec. 31, 2021 segment	Jun. 21, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse share split ratio	60	60	60
Segment Information
Number of operating segment	1	1